MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (Class H) and the S&P 500 Index, from September 28, 1998 through December 31, 2000


[CHART]

                     TACTICAL ALLOCATION
                      PORTFOLIO (CLASS H)   S&P 500 INDEX
           9/98             $10,000           $10,000
          10/98             $11,150           $10,812
          11/98             $11,817           $11,467
          12/98             $12,498           $12,128
           1/99             $13,018           $12,635
           2/99             $12,607           $12,242
           3/99             $13,094           $12,731
           4/99             $13,572           $13,224
           5/99             $13,245           $12,912
           6/99             $13,958           $13,629
           7/99             $13,538           $13,203
           8/99             $13,471           $13,137
           9/99             $13,098           $12,777
          10/99             $13,912           $13,586
          11/99             $14,181           $13,862
          12/99             $14,811           $14,677
           1/00             $14,425           $13,940
           2/00             $14,317           $13,677
           3/00             $15,029           $15,014
           4/00             $14,837           $14,563
           5/00             $14,708           $14,264
           6/00             $14,901           $14,615
           7/00             $14,727           $14,387
           8/00             $15,424           $15,280
           9/00             $15,066           $14,474
          10/00             $15,057           $14,413
          11/00             $14,506           $13,277
          12/00             $14,525           $13,342

The performance of the other class will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                                                 6 Months     1 Year      Inception*
CLASS H                                            -2.52%      -1.93%      17.93%
CLASS I                                            -2.65       -2.18        7.70
S&P 500 INDEX                                      -8.71       -9.10       13.67

* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

     The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

     Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1 through February 29, 2000, the Portfolio's adviser voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[SIDENOTE]

The graph depicts the performance of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (Class H) and the S&P 500 Index. It is important to note the Tactical Allocation Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT

                                                               February 15, 2001
Dear Contract Owner,

We are pleased to present you with the annual report for Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

[GRAPHIC]

Dramatic changes in the U.S. economic and monetary climate in the fourth quarter of 2000 capped off a year of significant volatility in the capital markets and prompted a sharp correction in stock prices. Toward the end of the fiscal year, stock prices were pushed downward by a combination of high equity valuations and a decline in corporate profits, particularly in the high-profile technology sector. The Nasdaq Composite, hard hit by shifting values among technology and dot.com stocks, ended the year down 39.29%. The Dow Jones Industrial Average
(Dow) lost 4.69% and the Standard & Poor's 500 Index (S&P 500), the broader market gauge, was down 9.10% for the year. This was the first year since 1995 that the S&P 500 delivered a return of less than 20%.

PORTFOLIO REVIEW

At the start of the fiscal year in January 2000 the Equity Risk Premium (ERP) registered 4.80%. At this level, the ERP indicated that it was appropriate to exercise some caution with respect to the equity market. As a result, the Portfolio moved from its previous allocation of 75% in equities and 25% in 30-day Treasury bills and began the reporting period with 50% in equities and 50% in five-year U.S. Treasury notes. The change in the ERP was driven by a market which had appreciated significantly by price and by higher short-term interest rates caused by an increasingly restrictive Federal Reserve. By mid-year, the ERP increased to 5.05% and the Portfolio moved back to an allocation of 75% stocks and 25% cash. In August, the ERP indicated a somewhat more overvalued equity market and the model successfully steered the Portfolio away from equities to a 50% stock and 50% cash allocation. The Portfolio was hedged against the S&P 500's decline in September, October and November 2000. As designed, by moving assets to a safer harbor, the Portfolio outperformed the S&P 500 in months when the Index lost value.

In December, the ERP moved the allocation back in the range of 5.0% to 5.5%--a more "fairly valued" range for the market--and the Portfolio returned to a 75% weighting in equities. This move was prompted by a decline in stock prices accompanied by lower short-term rates. The decline in rates reflected investor's expectations that the Fed would begin to reduce interest rates, given the increasing evidence of a

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT

slowed pace of economic expansion with no signs of acceleration of inflation. The level of short-term rates provides the "risk-free" hurdle that stocks have to overcome in order to attract investors. All else constant, a reduction in the "risk-free" rate produces an increase in the Equity Risk Premium. As short-term rates continued to decline in December, the ERP moved higher in January 2001, crossing the 5.5% level. This increase returned the Portfolio to a fully invested position in the equity market for the first time in 13 months. For the fiscal year ended December 31, 2000, Class H of the Portfolio outperformed the S&P 500 Index by 717 basis points (a basis point equals 1/100 of one percent).

The fundamental reason for owning the Portfolio has not changed: greater stock market participation when the growth potential of stocks outweighs the potential risks. This approach, market participation with an eye on capital protection, makes the Portfolio an ideal long-term equity market investment.


[CHART]

MODEL'S EXIT AND ENTRY STRATEGY IN 2000

           S&P 500 INDEX                MODEL STOCK WEIGHTING
=================================================================
 Jan 00                      1394.46                          50%
 Feb 00                      1366.42                          50%
 Mar 00                      1498.58                          50%
 Apr 00                      1452.43                          50%
 May 00                      1420.60                          50%
 Jun 00                      1454.60                          50%
 Jul 00                      1430.83                          75%
 Aug 00                      1517.68                          75%
 Sep 00                      1436.51                          50%
 Oct 00                      1429.40                          50%
 Nov 00                      1314.95                          50%
 Dec 00                      1320.28                          75%

HOW THE PORTFOLIO WORKS

The Portfolio attempts to outperform the S&P 500 Index (the "Index") over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash. Management employs the Tactical Allocation Model (the "Model") to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Portfolio may deviate from the recommendations of the Model in certain instances, including meeting diversification requirements.

The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected

ANNUAL REPORT

return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the Equity Risk Premium and Bond Risk Premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

THE PORTFOLIO'S EQUITY ALLOCATION IS BASED ON THE FOLLOWING ERP DECISION RULES:

If the ERP is...                               Then % held in stocks is...
--------------------------------------------------------------------------------
> or = 5.5%                                    100%

> or = 5.0%                                     75%

> or = 4.5%                                     50%

> or = 4.0%                                     25%

< 4.0%                                           0%
--------------------------------------------------------------------------------

Once the equity allocation decision is made, the appropriate percentage of assets is invested in an S&P 500 Index Portfolio. The balance of the Portfolio (if any) is invested in either bonds or cash. The bond-or-cash decision is based on the BRP. The BRP is the yield to maturity on the 5-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the 1-year Treasury bill.

If the BRP is...                               Then the bond allocation is...
--------------------------------------------------------------------------------
> or = 5.5%                                    100%

> or = 5.0%                                     75%
--------------------------------------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT

PORTFOLIO STATISTICS

PORTFOLIO CHARACTERISTICS*               12/31/00            6/30/00
---------------------------------------------------------------------------------------------
Equities                                     73.4%             50.0%
Cash Equivalents                             26.8%             50.0%
Liabilities in Excess of Other Assets        -0.2%              0.0%
Number of Holdings                            471               468%
Turnover Rate                                 166%              104%
Equity Risk Premium                          5.19%             4.56%
Bond Risk Premium                           -0.39%             0.22%
---------------------------------------------------------------------------------------------


TOP TEN HOLDINGS*                        12/31/00                                     6/30/00
---------------------------------------------------------------------------------------------
General Electric                              3.0% General Electric                       2.1%
Exxon Mobil                                   1.9  Intel                                  1.8
Pfizer                                        1.8  Cisco Systems                          1.8
Cisco Systems                                 1.7  Microsoft                              1.7
Citigroup                                     1.6  Pfizer                                 1.2
Wal-Mart Stores                               1.5  Exxon Mobil                            1.1
Microsoft                                     1.5  Oracle Systems                         1.0
American International Group                  1.4  Wal-Mart Stores                        1.0
Merck                                         1.4  Citigroup                              0.8
Intel                                         1.3  Nortel Networks                        0.8
---------------------------------------------------------------------------------------------
Total                                        17.1% Total                                 13.3%


TOP FIVE SECTORS*                        12/31/00                                     6/30/00
---------------------------------------------------------------------------------------------
Technology                                   17.2% Technology                            16.9%
Financials                                   15.9  Financials                             8.7
Healthcare                                    9.7  Consumer Cyclicals                     5.6
Consumer Cyclicals                            7.9  Healthcare                             5.5
Utilities                                     5.9  Utilities                              4.2
---------------------------------------------------------------------------------------------
Total                                        56.6% Total                                 40.9%

* Percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index, and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.

ANNUAL REPORT

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Brian M. Storms
BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2000

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--73.44%+

AGRICULTURE, FOOD & BEVERAGE--2.61%
    5,100  Archer-Daniels-Midland Co. ........................  $         76,500
    3,300  Campbell Soup Co. .................................           114,263
   19,500  Coca-Cola Co. .....................................         1,188,281
    3,300  Coca-Cola Enterprises, Inc. .......................            62,700
    4,200  Conagra, Inc. .....................................           109,200
    2,200  General Mills, Inc. ...............................            98,038
    2,800  Heinz, H. J. and Co. ..............................           132,825
    1,100  Hershey Foods Corp. ...............................            70,813
    3,200  Kellogg Co. .......................................            84,000
   11,400  PepsiCo, Inc. .....................................           565,012
    1,000  Quaker Oats Co. ...................................            97,375
    6,600  Sara Lee Corp. ....................................           162,112
    5,200  Sysco Corp. .......................................           156,000
    4,500  Unilever N.V. .....................................           283,219
      900  Wrigley, Wm. Jr. Co. ..............................            86,231
                                                                ----------------
                                                                       3,286,569
                                                                ----------------
AIRLINES--0.20%
    1,200  AMR Corp.* ........................................            47,025
    1,000  Delta Air Lines, Inc. .............................            50,188
    3,900  Southwest Airlines Co. ............................           130,767
      500  US Airways Group, Inc.* ...........................            20,281
                                                                ----------------
                                                                         248,261
                                                                ----------------
ALCOHOL--0.30%
    7,000  Anheuser-Busch Companies, Inc. ....................           318,500
      600  Brown Forman Corp., ...............................            39,900
      300  Coors Adolph Co., .................................            24,094
                                                                ----------------
                                                                         382,494
                                                                ----------------
APPAREL, RETAIL--0.26%
    6,700  Gap, Inc. .........................................           170,850
    3,400  Limited, Inc. .....................................            58,013
      400  Liz Claiborne, Inc. ...............................            16,650
    1,100  Nordstrom, Inc. ...................................            20,006
    2,200  TJX Companies, Inc. ...............................            61,050
                                                                ----------------
                                                                         326,569
                                                                ----------------
APPAREL, TEXTILES--0.13%
    2,200  Nike, Inc. ........................................           122,788
    1,000  V. F. Corp. .......................................            36,240
                                                                ----------------
                                                                         159,028
                                                                ----------------
BANKS--5.94%
    3,100  AmSouth Bancorporation ............................            47,275
    5,800  Bank of New York Company, Inc. ....................           320,087
    9,100  Bank One Corp. ....................................           333,287
   12,800  BankAmerica Corp. .................................           587,200
    3,100  BB & T Corp. ......................................           115,669
    1,700  Charter One Financial, Inc. .......................            49,088
   10,300  Chase Manhattan Corp. .............................           468,006
   39,600  Citigroup Inc. ....................................    $    2,022,075
    1,200  Comerica, Inc. ....................................            71,250
    3,600  Fifth Third Bancorp ...............................           215,100
    7,700  First Union Corp. .................................           214,156
    7,500  Firstar Corp. .....................................           174,375
    7,100  FleetBoston Financial Corp. .......................           266,694
    2,100  Huntington Bancshares, Inc. .......................            33,994
    1,300  J.P. Morgan & Company, Inc. .......................           215,150
    3,400  KeyCorp. ..........................................            95,200
    3,800  Mellon Financial Corp. ............................           186,912
    4,800  National City Corp. ...............................           138,000
    1,700  Northern Trust Corp. ..............................           138,656
    1,100  Old Kent Financial Corp. ..........................            48,125
    2,300  PNC Bank Corp. ....................................           168,044
    1,800  Regions Financial Corp. ...........................            49,163
    1,400  SouthTrust Corp. ..................................            56,963
    1,300  State Street Corp. ................................           161,473
    1,400  Summit Bancorp, Inc. ..............................            53,463
    2,300  Suntrust Banks, Inc. ..............................           144,900
    2,300  Synovus Financial Corp. ...........................            61,956
    1,100  Union Planters Corp. ..............................            39,325
    5,900  US Bancorp, Inc. ..................................           172,206
    1,600  Wachovia Corp. ....................................            93,000
   13,400  Wells Fargo & Co. .................................           746,212
                                                                ----------------
                                                                       7,487,004
                                                                ----------------
CHEMICALS--1.80%
    1,800  Air Products & Chemicals, Inc. ....................            73,800
      700  Ashland, Inc. .....................................            25,123
      900  Avery Dennison Corp. ..............................            49,388
    5,400  Dow Chemical Co. ..................................           197,775
    8,200  DuPont (E.I.) de Nemours & Co. ....................           396,162
      600  Eastman Chemical Co. ..............................            29,250
    1,000  Ecolab, Inc. ......................................            43,188
    1,100  Engelhard Corp. ...................................            22,413
      300  FMC Corp.* ........................................            21,506
    1,400  Goodyear Tire & Rubber Co. ........................            32,186
      400  Great Lakes Chemical Corp. ........................            14,875
      900  Hercules, Inc.* ...................................            17,156
    3,100  Minnesota Mining & Manufacturing Co. ..............           373,550
   10,200  Pharmacia Corp. ...................................           622,200
    1,400  PPG Industries, Inc. ..............................            64,837
    1,300  Praxair, Inc. .....................................            57,687
    1,800  Rohm & Haas Co. ...................................            65,362
      700  Sealed Air Corp.* .................................            21,350
    1,400  Sherwin-Williams Co. ..............................            36,838
    1,100  Union Carbide Corp. ...............................            59,194
      900  Vulcan Materials Co. ..............................            43,088
                                                                ----------------
                                                                       2,266,928
                                                                ----------------

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONTINUED)

COMPUTER HARDWARE--4.49%
    2,600  Apple Computer, Inc.* .............................  $         38,675
    1,500  Cabletron Systems, Inc.* ..........................            22,594
   56,700  Cisco Systems, Inc.* ..............................         2,168,775
   13,400  Compaq Computer Corp. .............................           201,670
   20,400  Dell Computer Corp.* ..............................           355,725
   17,300  EMC Corp.* ........................................         1,150,450
    2,600  Gateway, Inc.* ....................................            46,774
   15,600  Hewlett-Packard Co. ...............................           492,375
    1,000  Lexmark International Group, Inc.* ................            44,312
    2,500  Network Appliance, Inc.* ..........................           160,586
    4,500  Palm, Inc.* .......................................           127,406
    2,000  Pitney Bowes, Inc. ................................            66,250
   25,400  Sun Microsystems, Inc.* ...........................           708,025
    1,200  Symbol Technologies Inc. ..........................            43,200
    5,400  Xerox Corp. .......................................            24,975
                                                                ----------------
                                                                       5,651,792
                                                                ----------------
COMPUTER SOFTWARE--4.33%
    1,900  Adobe Systems, Inc. ...............................           110,556
    2,200  Avaya Inc. ........................................            22,688
    2,000  BMC Software, Inc.* ...............................            28,000
    1,500  Citrix Systems, Inc.* .............................            33,750
    4,600  Computer Associates International, Inc. ...........            89,700
    3,100  Compuware Corp.* ..................................            19,375
   13,800  International Business Machines Corp. .............         1,173,000
    1,600  Intuit ............................................            63,100
      600  Mercury Interactive Corp.* ........................            54,150
   42,000  Microsoft Corp.* ..................................         1,821,750
      800  NCR Corp.* ........................................            39,300
    2,700  Novell, Inc.* .....................................            14,091
   44,100  Oracle Systems Corp.* .............................         1,281,656
    2,200  Parametric Technology Corp.* ......................            29,563
    2,300  Peoplesoft, Inc.* .................................            85,531
    1,100  Sabre Holdings Corp.* .............................            47,437
    3,400  Siebel Systems, Inc.* .............................           229,925
    2,500  Unisys Corp.* .....................................            36,562
    3,100  Veritas Software Co* ..............................           271,250
                                                                ----------------
                                                                       5,451,384
                                                                ----------------
CONSTRUCTION--0.13%
      500  Centex Corp. ......................................            18,781
      700  Fluor Corp.* ......................................            23,144
    3,700  Masco Corp. .......................................            95,044
      700  Massey Energy Corp. ...............................             8,925
      400  Pulte Corp. .......................................            16,875
                                                                ----------------
                                                                         162,769
                                                                ----------------
CONSUMER DURABLES--0.11%
      700  Black & Decker Corp. ..............................            27,475
      800  Grainger W.W., Inc. ...............................            29,200
    1,700  Leggett & Platt, Inc. .............................            32,194
      700  Maytag Corp. ......................................            22,619
      600  Whirlpool Corp. ...................................            28,612
                                                                ----------------
                                                                         140,100
                                                                ----------------
DEFENSE & AEROSPACE--0.72%
    7,000  Boeing Co. ........................................           462,000
    1,600  General Dynamics Corp. ............................           124,800
      800  Goodrich, B.F. Co. ................................            29,100
    3,400  Lockheed Martin Corp. .............................           115,430
      600  Northrop Grumman Corp. ............................            49,800
    2,700  Raytheon Co. ......................................            83,869
    1,000  TRW Inc. ..........................................            38,750
                                                                ----------------
                                                                         903,749
                                                                ----------------
DIVERSIFIED RETAIL-- 2.12%
    3,500  Costco Wholesale Corp.* ...........................           139,781
    1,600  Federated Department Stores, Inc.* ................            56,000
    2,300  J.C. Penney, Inc. .................................            25,012
    4,200  K Mart Corp.* .....................................            22,313
    2,600  Kohls Corp.* ......................................           158,600
    2,400  May Department Stores Co. .........................            78,600
    2,700  Sears Roebuck & Co. ...............................            93,825
    7,100  Target Corp. ......................................           228,975
   35,200  Wal-Mart Stores, Inc. .............................         1,870,000
                                                                ----------------
                                                                       2,673,106
                                                                ----------------
DRUGS & MEDICINE--6.85%
    1,000  Allergan, Inc. ....................................            96,812
   10,300  American Home Products Corp. ......................           654,565
    8,100  Amgen, Inc.* ......................................           517,894
    1,200  Biogen, Inc.* .....................................            72,075
   15,400  Bristol-Myers Squibb Co. ..........................         1,138,637
    2,200  Cardinal Health, Inc. .............................           219,175
    1,500  Chiron Corp.* .....................................            66,750
      700  Forest Laboratories, Inc.* ........................            93,012
    1,300  King Pharmaceuticals, Inc.* .......................            67,194
    8,900  Lilly, Eli & Co. ..................................           828,256
    2,300  McKesson HBOC, Inc. ...............................            82,547
    1,700  Medimmune, Inc.* ..................................            81,069
   18,200  Merck & Co., Inc. .................................         1,703,975
   49,700  Pfizer, Inc. ......................................         2,286,200
   11,500  Schering-Plough Corp. .............................           652,625
      600  Sigma-Aldrich Corp. ...............................            23,588
      800  Watson Pharmaceuticals, Inc.* .....................            40,950
                                                                ----------------
                                                                       8,625,324
                                                                ----------------
ELECTRIC UTILITIES--1.67%
    3,600  AES Corp.* ........................................           199,350
      900  Allegheny Energy Inc. .............................            43,369

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--(CONCLUDED)
    1,100  Ameren Corp. ......................................  $         50,944
    2,500  American Electric Power, Inc. .....................           116,250
    2,200  Calpine Corp.* ....................................            99,137
    1,300  Cinergy Corp. .....................................            45,662
    1,000  CMS Energy Corp. ..................................            31,688
    1,700  Consolidated Edison, Inc. .........................            65,450
    1,200  Constellation Energy Group, Inc. ..................            54,075
    1,200  DTE Energy Co. ....................................            46,725
    2,900  Duke Energy Corp. .................................           247,225
    2,600  Edison International, Inc. ........................            40,625
    1,800  Entergy Corp. .....................................            76,162
    1,800  First Energy Corp. ................................            56,812
    1,400  FPL Group, Inc. ...................................           100,450
    1,000  GPU, Inc. .........................................            36,812
    1,300  Niagara Mohawk Holdings, Inc.* ....................            21,694
    1,601  NiSource Inc.* ....................................            49,231
    3,100  PG&E Corp. ........................................            62,000
      700  Pinnacle West Capital Corp. .......................            33,338
    1,200  PPL Corp. .........................................            54,225
    1,600  Progress Energy Inc. ..............................            78,700
    1,700  Public Service Enterprise Group, Inc. .............            82,662
    2,300  Reliant Energy, Inc. ..............................            99,619
    1,700  Sempra Energy .....................................            39,525
    5,300  Southern Co. ......................................           176,225
    2,100  TXU Corp.* ........................................            93,056
                                                                ----------------
                                                                       2,101,011
                                                                ----------------
ELECTRICAL EQUIPMENT--3.23%
    6,100  ADC Telecommunications, Inc.* .....................           110,562
    3,600  Agilent Technologies, Inc.* .......................           197,100
      700  Andrew Corp.* .....................................            15,225
    1,300  Comverse Technology, Inc.* ........................           141,212
    7,200  Corning, Inc. .....................................           380,250
    1,100  Danaher Corp. .....................................            75,213
    1,600  Dover Corp. .......................................            64,900
      600  Eaton Corp. .......................................            45,113
    6,300  Honeywell, Inc. ...................................           298,069
      700  Johnson Controls, Inc. ............................            36,400
    1,500  KLA-Tencor Corp. * ................................            50,531
   26,300  Lucent Technologies, Inc. .........................           355,050
      400  Millipore Corp. ...................................            25,200
    1,600  Molex, Inc. .......................................            56,800
   17,200  Motorola, Inc. ....................................           348,300
   24,400  Nortel Networks Corp. .............................           782,325
    5,900  Qualcomm, Inc.* ...................................           484,906
    1,200  Sanmina Corp.* ....................................            91,950
    1,300  Scientific-Atlanta, Inc. ..........................            42,331
    5,000  Solectron Corp.* ..................................           169,500
      800  Tektronix, Inc. ...................................            26,950
    3,200  Tellabs, Inc.* ....................................   $       180,800
    1,400  Teradyne, Inc.* ...................................            52,150
    1,400  Thermo Electron Corp.* ............................            41,650
                                                                ----------------
                                                                       4,072,487
                                                                ----------------
ELECTRICAL POWER--0.45%
    1,600  American Power Conversion Corp.* ..................            19,800
      800  Cooper Industries, Inc. ...........................            36,750
    3,400  Emerson Electric Co. ..............................           267,962
    2,500  Exelon Corp. ......................................           175,525
    1,500  Rockwell International Corp. ......................            71,438
                                                                ----------------
                                                                         571,475
                                                                ----------------
ENERGY RESERVES & PRODUCTION--3.84%
      700  Amerada Hess Corp. ................................            51,144
    2,000  Anadarko Petroleum Corp. ..........................           142,160
    1,000  Apache Corp. ......................................            70,063
    1,700  Burlington Resources, Inc. ........................            85,850
    5,000  Chevron Corp. .....................................           422,187
    1,000  Devon Energy Corp. ................................            60,970
    2,500  Dynegy Inc., ......................................           140,156
   27,400  Exxon Mobil Corp. .................................         2,382,087
      800  Kerr-McGee Corp. ..................................            53,550
    3,000  Occidental Petroleum Corp. ........................            72,750
    2,000  Phillips Petroleum Co. ............................           113,750
   16,900  Royal Dutch Petroleum Co., ADR ....................         1,023,506
    1,200  Tosco Corp. .......................................            40,725
    2,000  Unocal Corp. ......................................            77,375
    3,500  Xcel Energy, Inc. .................................           101,719
                                                                ----------------
                                                                       4,837,992
                                                                ----------------
ENERGY SOURCES--0.04%
      900  EOG Resources, Inc. ...............................            49,219
                                                                ----------------
ENTERTAINMENT--0.55%
    4,600  Carnival Corp. ....................................           141,738
   11,900  Viacom, Inc., Class B* ............................           556,325
                                                                ----------------
                                                                         698,063
                                                                ----------------
ENVIRONMENTAL SERVICES--0.13%
    1,600  Allied Waste Industries, Inc.* ....................            23,300
    4,900  Waste Management, Inc. ............................           135,975
                                                                ----------------
                                                                         159,275
                                                                ----------------
FINANCIAL SERVICES--5.30%
   10,500  American Express Co. ..............................           576,844
    2,000  AON Corp. .........................................            68,500
    1,600  Capital One Financial Corp. .......................           105,300
    5,800  Cendant Corp.* ....................................            55,825
    2,100  CIT Group Inc. ....................................            42,262
      900  Countrywide Credit Industries, Inc. ...............            45,225
    5,500  Federal Home Loan Mortgage Corp. ..................           378,812

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--(CONCLUDED)
    7,900  Federal National Mortgage Association .............   $       685,325
   78,000  General Electric Co. ..............................         3,739,125
      700  H&R Block, Inc. ...................................            28,963
    3,700  Household International, Inc. .....................           203,500
    2,200  Marsh & McLennan Companies, Inc. ..................           257,400
    6,700  MBNA Corp. ........................................           247,481
    1,300  Moody's Corp. .....................................            33,394
    2,200  Providian Corp. ...................................           126,500
    1,300  USA Education, Inc. ...............................            88,400
                                                                ----------------
                                                                       6,682,856
                                                                ----------------

FOOD RETAIL--0.43%
    3,400  Albertson's, Inc. .................................            90,100
    6,500  Kroger Co.* .......................................           175,906
    4,000  Safeway, Inc.* ....................................           250,000
    1,200  Winn Dixie Stores, Inc. ...........................            23,250
                                                                ----------------
                                                                         539,256
                                                                ----------------
FOREST PRODUCTS, PAPER--0.60%
      500  Boise Cascade Corp. ...............................            16,813
    1,800  Georgia-Pacific Corp. .............................            56,025
    3,800  International Paper Co. ...........................           155,087
    4,200  Kimberly-Clark Corp. ..............................           296,898
      900  Mead Corp. ........................................            28,237
    1,400  Pactiv Corp.* .....................................            17,325
      400  Temple-Inland, Inc. ...............................            21,450
      900  Westvaco Corp. ....................................            26,269
    1,800  Weyerhaeuser Co. ..................................            91,350
      900  Willamette Industries, Inc. .......................            42,244
                                                                ----------------
                                                                         751,698
                                                                ----------------
FREIGHT, AIR, SEA & LAND--0.07%
    2,300  Fedex Corp.* ......................................            91,908
                                                                ----------------
GAS UTILITY--0.19%
    1,800  El Paso Energy Corp. ..............................           128,925
    1,100  KeySpan Corp. .....................................            46,612
      900  Kinder Morgan Inc. ................................            46,969
      400  NICOR, Inc. .......................................            17,275
                                                                ----------------
                                                                         239,781
                                                                ----------------
HEAVY MACHINERY--0.07%
    1,900  Deere & Co. .......................................            87,044
                                                                ----------------
HOTELS--0.15%
    1,000  Harrah's Entertainment, Inc.* .....................            26,375
    3,000  Hilton Hotels Corp. ...............................            31,500
    1,900  Marriott International, Inc., .....................            80,275
    1,600  Starwood Hotels & Resorts Worldwide,
             Inc., Class B ...................................            56,400
                                                                ----------------
                                                                         194,550
                                                                ----------------
HOUSEHOLD PRODUCTS--1.39%
      500  Alberto-Culver Co., ...............................  $         21,406
    1,900  Avon Products, Inc. ...............................            90,963
    1,900  Clorox Co. ........................................            67,450
    4,500  Colgate-Palmolive Co. .............................           290,475
    1,300  Fortune Brands, Inc. ..............................            39,000
    8,300  Gillette Co. ......................................           299,837
      900  International Flavors and Fragrances ..............            18,281
    2,200  Newell Rubbermaid, Inc. ...........................            50,050
   10,300  Procter & Gamble Co. ..............................           807,906
    2,500  Ralston Purina Co. ................................            65,313
                                                                ----------------
                                                                       1,750,681
                                                                ----------------
INDUSTRIAL PARTS--0.67%
    2,700  Caterpillar, Inc. .................................           127,744
    1,500  Genuine Parts Co. .................................            39,281
    2,400  Illinois Tool Works, Inc. .........................           142,950
    1,300  Ingersoll Rand Co. ................................            54,437
      700  ITT Industries, Inc. ..............................            27,125
    1,100  Pall Corp. ........................................            23,444
    1,000  Parker-Hannifin Corp. .............................            44,125
      500  Snap-On, Inc. .....................................            13,938
      800  Stanley Works .....................................            24,950
    1,200  Textron, Inc. .....................................            55,800
    3,700  United Technologies Corp. .........................           290,912
                                                                ----------------
                                                                         844,706
                                                                ----------------
INDUSTRIAL SERVICES & SUPPLIES--0.64%
    1,400  Robert Half International Inc.* ...................            37,100
   13,800  Tyco International Ltd., ..........................           765,900
                                                                ----------------
                                                                         803,000
                                                                ----------------
INFORMATION & COMPUTER SERVICES--1.56%
   18,400  America Online Inc.* ..............................           640,320
    5,000  Automatic Data Processing, Inc. ...................           316,562
    1,200  Ceridian Corp.* ...................................            23,925
    1,300  Computer Sciences Corp.* ..........................            78,163
    1,200  Convergys Corp.* ..................................            54,375
    3,700  Electronic Data Systems Corp. .....................           213,675
    1,100  Equifax, Inc. .....................................            31,556
    3,100  First Data Corp. ..................................           163,331
    2,400  IMS Health, Inc. ..................................            64,800
    2,400  Interpublic Group Companies, Inc. .................           102,150
    1,400  Omnicom Group, Inc. ...............................           116,025
    2,900  Paychex, Inc. .....................................           141,012
    1,000  Quintiles Transnational Corp.* ....................            20,938
                                                                ----------------
                                                                       1,966,832
                                                                ----------------
INTERNET--0.13%
    2,100  BroadVision, Inc.* ................................            24,806
    4,400  Yahoo!, Inc.* .....................................           132,757
                                                                ----------------
                                                                         157,563
                                                                ----------------

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONTINUED)

LEISURE--0.30%
      800  Brunswick Corp. ...................................  $         13,150
    1,900  Dominion Resources, Inc. ..........................           127,300
    2,400  Eastman Kodak Co. .................................            94,500
    2,400  Harley Davidson, Inc. .............................            95,400
    3,500  Mattel, Inc. ......................................            50,540
                                                                ----------------
                                                                         380,890
                                                                ----------------

LIFE INSURANCE--0.57%
    1,100  Aetna Inc.* .......................................            45,169
    2,100  AFLAC, Inc. .......................................           151,594
    2,000  American General Corp. ............................           163,000
    1,200  CIGNA Corp. .......................................           158,760
    2,700  Conseco, Inc. .....................................            35,606
    1,500  Lincoln National Corp. ............................            70,969
    1,000  Torchmark, Inc. ...................................            38,438
    1,900  UnumProvident Corp. ...............................            51,062
                                                                ----------------
                                                                         714,598
                                                                ----------------
LONG DISTANCE & PHONE COMPANIES--3.65%
   29,600  AT&T Corp. ........................................           512,450
   14,700  BellSouth Corp. ...................................           601,781
    1,100  CenturyTel, Inc. ..................................            39,325
    7,000  Global Crossing Ltd.* .............................           100,188
   13,278  Qwest Communications International
             Inc.* ...........................................           544,398
   26,700  SBC Communications, Inc. ..........................         1,274,925
    7,000  Sprint Corp.* .....................................           142,188
   21,300  Verizon Communications ............................         1,067,662
   22,700  Worldcom, Inc.* ...................................           317,800
                                                                ----------------
                                                                       4,600,717
                                                                ----------------

MANUFACTURING--HIGH TECHNOLOGY--0.15%
    1,700  Applera Corp.-Applied Biosys ......................           159,906
      600  Power-One Inc.* ...................................            23,588
                                                                ----------------
                                                                         183,494
                                                                ----------------

MEDIA--1.30%
    4,600  Clear Channel Communications* .....................           222,812
    7,100  Comcast Corp., * ..................................           296,425
   16,400  Disney, Walt Co. ..................................           474,575
   10,500  Time Warner, Inc. .................................           548,520
    2,400  Tribune Co. .......................................           101,400
                                                                ----------------
                                                                       1,643,732
                                                                ----------------

MEDICAL PRODUCTS--2.42%
   12,200  Abbott Laboratories ...............................           590,937
    1,900  Alza Corp.* .......................................            80,750
      400  Bard, C.R., Inc. ..................................            18,625
      400  Bausch & Lomb, Inc. ...............................            16,175
    2,300  Baxter International, Inc. ........................           203,119
    2,000  Becton, Dickinson & Co. ...........................            69,250
    1,400  Biomet, Inc. ......................................  $         55,563
    3,200  Boston Scientific Corp.* ..........................            43,800
    2,400  Guidant Corp.* ....................................           129,450
   10,900  Johnson & Johnson .................................         1,145,181
    9,500  Medtronic, Inc. ...................................           573,563
      700  St. Jude Medical, Inc.* ...........................            43,006
    1,600  Stryker Corp. .....................................            80,944
                                                                ----------------
                                                                       3,050,363
                                                                ----------------
MEDICAL PROVIDERS--0.46%
    4,400  Columbia/HCA Healthcare Corp ......................           193,644
    3,100  HEALTHSOUTH Corp.* ................................            50,569
    1,400  Humana Inc.* ......................................            21,350
    2,500  Tenet Healthcare Corp.* ...........................           111,094
    2,400  UnitedHealth Group, Inc. ..........................           147,300
      500  Wellpoint Health Networks, Inc.* ..................            57,625
                                                                ----------------
                                                                         581,582
                                                                ----------------
MINING & METALS--0.34%
    2,600  Alcan Aluminum, Ltd. ..............................            88,888
    6,900  Alcoa, Inc. .......................................           231,150
    1,600  Inco Ltd.* ........................................            26,816
      700  Nucor Corp. .......................................            27,781
      700  Phelps Dodge Corp. ................................            39,069
    1,000  USX-U.S. Steel Group, Inc. ........................            18,000
                                                                ----------------
                                                                         431,704
                                                                ----------------
MOTOR VEHICLES--0.55%
    1,400  DANA Corp. ........................................            21,437
    4,700  Delphi Automotive Systems Corp. ...................            52,875
   14,900  Ford Motor Co. ....................................           349,219
    4,500  General Motors Corp. ..............................           229,219
      700  PACCAR, Inc. ......................................            34,475
                                                                ----------------
                                                                         687,225
                                                                ----------------
OIL REFINING--1.02%
    1,700  Coastal Corp. .....................................           150,131
    4,900  Conoco, Inc. ......................................           141,794
    5,900  Enron Corp. .......................................           490,437
      700  Sunoco, Inc. ......................................            23,581
    4,300  Texaco, Inc. ......................................           267,138
    2,500  USX-Marathon Group ................................            69,375
    3,500  Williams Companies, Inc. ..........................           139,781
                                                                ----------------
                                                                       1,282,237
                                                                ----------------
OIL SERVICES--0.61%
    2,600  Baker Hughes, Inc. ................................           108,062
    3,500  Halliburton Co. ...................................           126,875
    1,200  Nabors Industries Inc.* ...........................            70,980
      800  Rowan Companies, Inc.* ............................            21,600
    4,500  Schlumberger Ltd. .................................           359,719

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONTINUED)

OIL SERVICES--(CONCLUDED)
    1,700  Transocean Sedco Forex, Inc. ......................  $         78,200
                                                                ----------------
                                                                         765,436
                                                                ----------------
OTHER INSURANCE--2.42% .......................................
    5,700  Allstate Corp. ....................................           248,306
      800  AMBAC Financial Group Inc. ........................            46,650
   18,300  American International Group, Inc. ................         1,803,694
    1,400  Chubb Corp. .......................................           121,100
    1,300  Cincinnati Financial Corp. ........................            51,431
    1,800  Hartford Financial Services Group, Inc. ...........           127,125
      800  Jefferson-Pilot Corp. .............................            59,800
      800  Loews Corp. .......................................            82,850
      800  MBIA, Inc. ........................................            59,300
    6,000  Metlife Inc.* .....................................           210,000
      800  MGIC Investment Corp. .............................            53,950
      600  Progressive Corp. .................................            62,175
    1,100  SAFECO Corp. ......................................            36,163
    1,700  St. Paul Companies, Inc. ..........................            92,331
                                                                ----------------
                                                                       3,054,875
                                                                ----------------
PRECIOUS METALS--0.09%
    3,600  Barrick Gold Corp. ................................            58,968
    1,600  Newmont Mining Corp. ..............................            27,300
    3,100  Placer Dome, Inc. .................................            29,838
                                                                ----------------
                                                                         116,106
                                                                ----------------
PUBLISHING--0.34%
      700  Deluxe Corp. ......................................            17,689
    1,100  Donnelley, R.R. & Sons Co. ........................            29,700
      700  Dow Jones & Co., Inc. .............................            39,638
    2,100  Gannett, Inc. .....................................           132,431
      600  Harcourt General, Inc. ............................            34,320
      600  Knight-Ridder, Inc. ...............................            34,125
    1,600  McGraw-Hill Companies, Inc. .......................            93,800
    1,300  New York Times Co., ...............................            52,081
                                                                ----------------
                                                                         433,784
                                                                ----------------
RAILROADS--0.22%
    3,100  Burlington Northern Santa Fe, Inc. ................            87,769
    1,800  CSX Corp. .........................................            46,687
    3,200  Norfolk Southern Corp. ............................            42,600
    2,000  Union Pacific Corp. ...............................           101,500
                                                                ----------------
                                                                         278,556
                                                                ----------------
RESTAURANTS--0.40%
    1,000  Darden Restaurants, Inc. ..........................            22,875
   10,300  McDonalds Corp. ...................................           350,200
    1,500  Starbucks Corp.* ..................................            66,375
    1,200  Tricon Global Restaurants, Inc.* ..................            39,600
    1,000  Wendy's International, Inc. .......................            26,250
                                                                ----------------
                                                                         505,300
                                                                ----------------
SECURITIES & ASSET MANAGEMENT--1.43%
      900  Bear Stearns Company, Inc. ........................  $         45,619
   10,900  Charles Schwab Corp. ..............................           309,287
    1,900  Franklin Resources, Inc. ..........................            72,390
    1,900  Lehman Brothers Holdings, Inc. ....................           128,487
    6,400  Merrill Lynch & Company, Inc. .....................           436,400
    8,800  Morgan Stanley Dean Witter & Co. ..................           697,400
    1,800  Stilwell Financial Inc. ...........................            70,988
    1,000  T. Rowe Price & Associates, Inc. ..................            42,266
                                                                ----------------
                                                                       1,802,837
                                                                ----------------
SEMICONDUCTOR--3.34%
    2,500  Advanced Micro Devices, Inc.* .....................            34,531
    3,100  Altera Corp.* .....................................            81,569
    2,800  Analog Devices, Inc.* .............................           143,325
    6,400  Applied Materials, Inc.* ..........................           244,400
    2,300  Applied Micro Circuits Corp.* .....................           172,608
    1,900  Broadcom Corp.,* ..................................           160,550
    1,800  Conexant Systems, Inc.* ...........................            27,675
   53,000  Intel Corp. .......................................         1,603,250
    7,600  JDS Uniphase Corp.* ...............................           316,825
    2,500  Linear Technology Corp. ...........................           115,625
    2,500  LSI Logic Corp.* ..................................            42,725
    2,200  Maxim Integrated Productions, Inc.* ...............           105,187
    4,500  Micron Technology, Inc.* ..........................           159,750
    1,400  National Semiconductor Corp.* .....................            28,175
    1,100  Novellus Systems, Inc.* ...........................            39,531
      400  Perkinelmer, Inc. .................................            42,000
      700  Qlogic Corp* ......................................            53,900
   13,600  Texas Instruments, Inc. ...........................           644,300
    1,400  Vitesse Semiconductor Corp.* ......................            77,438
    2,600  Xilinx, Inc.* .....................................           119,925
                                                                ----------------
                                                                       4,213,289
                                                                ----------------
SPECIALTY RETAIL--1.49%
    1,000  Autozone, Inc.* ...................................            28,500
    2,300  Bed, Bath & Beyond, Inc.* .........................            51,462
    1,600  Best Buy Company, Inc.* ...........................            47,300
    1,700  Circuit City Stores, Inc. .........................            19,550
    3,100  CVS Corp. .........................................           185,806
    2,600  Dollar General Corp. ..............................            49,075
   18,200  Home Depot, Inc. ..................................           831,512
    3,000  Lowe's Companies, Inc. ............................           133,500
    2,500  Office Depot, Inc.* ...............................            17,813
    1,500  RadioShack Corp. ..................................            64,219
    3,600  Staples, Inc.* ....................................            42,525
    1,200  Tiffany & Co. .....................................            37,950
    1,700  Toys R Us, Inc.* ..................................            28,369
    8,000  Walgreen Co. ......................................           334,500
                                                                ----------------
                                                                       1,872,081
                                                                ----------------

MITCHELL HUTCHINS SERIES TRUST - TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                                              VALUE
----------                                                      ----------------
COMMON STOCKS--(CONCLUDED)

THRIFT--0.24%
    1,200  Golden West Financial Corp. .......................   $        81,000
    4,200  Washington Mutual, Inc. ...........................           222,863
                                                                ----------------
                                                                         303,863
                                                                ----------------
TOBACCO--0.64%
   17,500  Philip Morris Companies, Inc. .....................           770,000
    1,400  UST, Inc. .........................................            39,287
                                                                ----------------
                                                                         809,287
                                                                ----------------
RIGHTS--0.00%

ELECTRIC UTILITIES--0.00% ....................................
      500  CP and L Energy Inc. (cost--$273) .................               273
                                                                ----------------
WIRELESS TELECOMMUNICATIONS--0.36%
    2,500  Alltel Corp. ......................................   $       156,094
    6,000  Nextel Communications, Inc.* ......................           148,500
    7,400  Sprint Corp.* .....................................           151,237
                                                                ----------------
                                                                         455,831
                                                                ----------------
Total Common Stocks (cost--$98,312,199) ......................        92,532,261
                                                                ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                       MATURITY DATES   INTEREST RATES
----------                                                                   ---------------- -----------------
SHORT-TERM U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--26.76%

$     226  Federal Home Loan Bank .........................................      01/02/01          5.700%              225,964
    2,868  Federal Home Loan Mortgage Corp. ...............................      01/02/01          5.700             2,867,546
   30,642  U.S. Treasury Bills (1) ........................................      01/04/01          5.735            30,627,356
                                                                                                                  ------------
Total Short Term U.S. Government and Agency Obligations (cost--$33,720,866)                                         33,720,866
                                                                                                                  ------------
Total Investments (cost--$132,033,338)--100.20% ...........................                                        126,253,400
Liabilities in excess of other assets--(0.20)% ............................                                           (254,176)
                                                                                                                  ------------
Net Assets--100.00% .......................................................                                       $125,999,224
                                                                                                                  ============

-------------------
@    Yield to maturity on discounted securities
*    Non-income producing security.
(1)  Security, or a portion thereof, was on loan at December 31, 2000.
ADR  American Depositary Receipt.
+ The common stock portion of the portfolio is allocated in proportion to the S&P 500 Index. Since approximately 75% of the portfolio is allocated to common stocks at December 31, 2000, the common stock allocation represents approximately 75% of the weighting of the S&P 500 Index.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000

ASSETS
Investments in securities, at value (cost--$132,033,338) .............................................      $126,253,400
Investments of cash collateral received for securities loaned, at value (cost--$30,562,500) ..........        30,562,500
Cash .................................................................................................             1,030
Dividends and interest receivable ....................................................................            93,291
Other assets .........................................................................................             2,992
                                                                                                            ------------
Total assets .........................................................................................       156,913,213
                                                                                                            ------------
LIABILITIES

Payable for cash collateral for securities loaned ....................................................        30,562,500
Payable for investments purchased ....................................................................           172,608
Payable to affiliates ................................................................................           105,641
Accrued expenses and other liabilities ...............................................................            73,240
                                                                                                            ------------
Total liabilities ....................................................................................        30,913,989
                                                                                                            ------------
NET ASSETS

Beneficial interest--$0.001 par value (unlimited amount authorized) ..................................       124,454,394
Undistributed net investment income ..................................................................         2,614,531
Accumulated net realized gains from investment transactions ..........................................         4,710,237
Net unrealized depreciation of investments ...........................................................        (5,779,938)
                                                                                                            ------------
Net assets ...........................................................................................      $125,999,224
                                                                                                            ------------
CLASS H:

Net assets ...........................................................................................      $ 41,211,955
                                                                                                            ------------
Shares outstanding ...................................................................................         2,603,466
                                                                                                            ------------
Net asset value, offering price and redemption value per share .......................................            $15.83
                                                                                                                  ======
CLASS I:

Net assets ...........................................................................................     $  84,787,269
                                                                                                            ------------
Shares outstanding ...................................................................................         5,371,466
                                                                                                            ------------
Net asset value, offering price and redemption value per share .......................................            $15.78
                                                                                                                  ======

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                            FOR THE
                                                                                                           YEAR ENDED
                                                                                                       DECEMBER 31, 2000
                                                                                                       -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $3,407) ...............................................    $      708,770
Interest .............................................................................................         2,862,803
                                                                                                          --------------
                                                                                                               3,571,573
                                                                                                          --------------

EXPENSES:
Investment advisory and administration ...............................................................           557,041
Distribution fees--Class I ...........................................................................           180,039
Professional fees ....................................................................................            78,315
Custody and accounting ...............................................................................            74,646
Reports and notices to shareholders ..................................................................            70,935
Trustees' fees .......................................................................................             7,500
Transfer agency fees and related service expenses ....................................................             3,000
Other expenses .......................................................................................            17,867
                                                                                                          --------------
                                                                                                                 989,343
Less: Fee waiver from adviser ........................................................................           (32,703)
                                                                                                          --------------
Net expenses .........................................................................................           956,640
                                                                                                          --------------
Net investment income ................................................................................         2,614,933
                                                                                                          --------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions ......................................................         6,342,876
Net change in unrealized appreciation/depreciation of investments ....................................       (11,547,396)
                                                                                                          --------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ........................................        (5,204,520)
                                                                                                          --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................    $   (2,589,587)
                                                                                                          ==============


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                               --------------------------------
                                                                                     2000              1999
                                                                               --------------    --------------
FROM OPERATIONS:
Net investment income ........................................................ $    2,614,933    $      332,626
Net realized gains from investment transactions ..............................      6,342,876         6,095,928
Net change in unrealized appreciation/depreciation of investments ............    (11,547,396)        2,759,506
                                                                               --------------    --------------
Net increase (decrease) in net assets resulting from operations ..............     (2,589,587)        9,188,060
                                                                               --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H ...............................................        (12,379)         (121,887)
Net investment income--Class I ...............................................        (20,565)         (178,197)
Net realized gains from investments--Class H .................................       (799,723)       (2,297,887)
Net realized gains from investments--Class I .................................     (1,328,551)       (3,350,550)
                                                                               --------------    --------------
Total dividends and distributions to shareholders ............................     (2,161,218)       (5,948,521)
                                                                               --------------    --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .........................................     50,549,583        87,368,412
Cost of shares repurchased ...................................................    (13,087,876)      (28,070,328)
Proceeds from dividends reinvested ...........................................      2,161,218         6,095,944
                                                                               --------------    --------------
Net increase in net assets from beneficial interest transactions .............     39,622,925        65,394,028
                                                                               --------------    --------------

Net increase in net assets ...................................................     34,872,120        68,633,567
NET ASSETS:
Beginning of year ............................................................     91,127,104        22,493,537
                                                                               --------------    --------------
End of year (including undistributed net investment income of $2,614,531
and $32,542, respectively) ................................................... $  125,999,224    $   91,127,104
                                                                               ==============    ==============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Portfolio. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), which is an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

NOTES TO FINANCIAL STATEMENTS

obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 2000, the Portfolio owed Mitchell Hutchins $52,615 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 2000, Mitchell Hutchins waived $9,248.

   For the year ended December 31, 2000, the Fund paid no brokerage commissions to PaineWebber or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily agreed to waive $23,455 of the distribution fees on Class I Shares. At December 31, 2000, the Portfolio owed Mitchell Hutchins $51,880 in distribution fees.

SECURITY LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery

NOTES TO FINANCIAL STATEMENTS

of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 2000, the Portfolio earned $51,864 for lending its securities, net of rebates, fees and expenses, and PaineWebber earned $18,278 in compensation as the Portfolio's lending agent. At December 31, 2000, the Portfolio owed PaineWebber $1,146 in compensation. PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

   At December 31, 2000, the Portfolio had securities on loan having a market value of $29,985,663. The Portfolio's custodian held cash having an aggregate value of $30,562,500 as collateral for portfolio securities loaned which was invested as follows:


 NUMBER OF
  SHARES                                                                                         VALUE
----------                                                                                   ------------
   500,000   AIM Liquid Assets Portfolio ..................................................  $    500,000
30,062,500   Mitchell Hutchins Private Money Market Fund LLC ..............................    30,062,500
                                                                                             ------------
Total investments of cash collateral received for securities loaned (cost--$30,562,500) ...  $ 30,562,500
                                                                                             ============

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 2000, was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 2000, the components of net unrealized depreciation of investments were as follows:

             Gross appreciation (investments having an excess of value over cost) ..........  $   7,019,677
             Gross depreciation (investments having an excess of cost over value) ..........   (12,799,615)
                                                                                              -------------
             Net unrealized depreciation of investments ....................................  $  (5,779,938)
                                                                                              =============

   For the year ended December 31, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $138,947,148 and $110,422,491, respectively.

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

    The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

    There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                 CLASS H                                               CLASS I
                            --------------------------------------------------   --------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                   FOR THE                     FOR THE                   FOR THE               JANUARY 5, 1999++
                                  YEAR ENDED                  YEAR ENDED                YEAR ENDED                  THROUGH
                               DECEMBER 31, 2000          DECEMBER 31, 1999         DECEMBER 31, 2000          DECEMBER 31, 1999
                            -----------------------   ------------------------   ------------------------   -----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                            ---------   -----------   ----------   -----------   ----------   -----------   ---------   -----------
Shares sold ...............   705,269   $11,430,151    2,060,203   $33,179,597    2,415,952   $39,119,432   3,333,610   $54,188,815
Shares repurchased ........  (378,613)   (6,130,278)  (1,499,667)  (24,078,224)    (430,647)   (6,957,598)   (245,923)   (3,992,104)
Reinvestment of dividends .    50,347       812,102      157,007     2,567,197       83,692     1,349,116     214,782     3,528,747
                            ---------   -----------   ----------   -----------   ----------   -----------   ---------   -----------
Net increase ..............   377,003   $ 6,111,975      717,543   $11,668,570    2,068,997   $33,510,950   3,302,469   $53,725,458
                            =========   ===========   ==========   ===========   ==========   ===========   =========   ===========

-----------
++    Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                        Class H                            Class I
                                                       -----------------------------------------   --------------------------------
                                                              For the
                                                            Years Ended        For the Period       For the       For the Period
                                                            December 31,     September 28, 1998+   Year Ended    January 5, 1999++
                                                       --------------------       through          December 31,      through
                                                         2000        1999     December 31, 1998       2000        December 31, 1999
                                                       -------     --------  -------------------   ------------   -----------------
Net asset value, beginning of period ................  $ 16.49     $ 14.91           $12.00           $ 16.48          $ 14.89
                                                       -------     -------          -------           -------          -------
Net investment income ...............................     0.40@       0.11@            0.02              0.36@            0.11@
Net realized and unrealized gains (losses)
  from investments ..................................    (0.71)@      2.64@            2.99             (0.71)@           2.65@
                                                       -------     -------          -------           -------          -------
Net increase (decrease) from investment operations ..    (0.31)      2.75             3.01             (0.35)            2.76
                                                       -------     -------          -------           -------          -------
Dividends from net investment income ................    (0.01)      (0.06)           (0.02)            (0.01)           (0.06)
Distributions from net realized gains from investments   (0.34)     (1.11)            (0.08)            (0.34)           (1.11)
                                                       -------     -------          -------           -------          -------
Total dividends and distributions to shareholders....    (0.35)      (1.17)           (0.10)            (0.35)           (1.17)
                                                       -------     -------          -------           -------          -------
Net asset value, end of period  .....................  $ 15.83     $ 16.49          $ 14.91           $ 15.78          $ 16.48
                                                       =======     =======          =======           =======          =======
Total investment return(1) .........................     (1.93)%     18.43%           24.98%            (2.18)%          18.52%
                                                       =======     =======          =======           =======          =======
Ratios/Supplemental data:
Net assets, end of period (000's) ...................  $41,212     $36,714          $22,494           $84,787          $54,413
Expenses to average net assets,
  before waiver from adviser ........................     0.73%       0.74%            0.95%*            0.98%            0.99%*
Expenses to average net assets,
  after waiver from adviser .........................     0.72%       0.74%            0.95%*            0.94%            0.74%*
Net investment income to average net assets,
  before waiver from adviser ........................     2.49%       0.71%            0.77%*            2.23%            0.56%*
Net investment income to average net assets,
  after waiver from adviser .........................     2.50%       0.71%            0.77%*            2.27%            0.81%*
Portfolio turnover rate  ............................      166%        110%               6%              166%             110%

-------------------------
+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO



REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Tactical Allocation Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Tactical Allocation Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ ERNST & YOUNG LLP


New York, New York
February 7, 2001

MITCHELL

HUTCHINS SERIES

TRUST

TACTICAL

ALLOCATION

PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2000




-C-2001 PaineWebber Incorporated

All rights reserved.